CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Summary of Condensed Statements of Comprehensive or Loss of the Parent Company (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operation expense
Sales and marketing	¥ 214,783	$ 31,141	¥ 296,049	¥ 806,140
General and administrative	145,857	21,147	226,110	261,877
Total operating expenses	1,254,280	181,853	2,192,425	5,660,935
Share of (loss)/income of subsidiaries and VIEs	(7,051)	(1,022)	(16,237)	(3,834)
Financial income/(expense), net	(14,356)	(2,081)	80,061	(8,571)
Foreign exchange loss	(15,697)	(2,276)	(1,300)	(919)
Other non-operating income, net	2,072	300	112,909	(1,610)
Net (loss)/income	(138,390)	(20,064)	132,284	(151,692)
Net (loss)/income attributable to ordinary shareholders	(138,173)	(20,033)	131,966	(146,346)
Other comprehensive (loss)/income
Foreign currency translation	78,777	11,422	(25,116)	(79,411)
Total comprehensive (loss)/income	(59,396)	$ (8,611)	106,850	(225,757)
Parent Company [Member]
Operation expense
Sales and marketing			(2,052)	(2,927)
General and administrative	(10,706)		(17,632)	(15,089)
Total operating expenses	(10,706)		(19,684)	(18,016)
Share of (loss)/income of subsidiaries and VIEs	(115,080)		167,444	(131,435)
Financial income/(expense), net	(12,283)		(15,883)	3,303
Foreign exchange loss	(134)		(466)	(198)
Other non-operating income, net	30		555	0
(Loss)/income before income tax expense	(138,173)		131,966	(146,346)
Net (loss)/income	(138,173)		131,966	(146,346)
Net (loss)/income attributable to ordinary shareholders	(138,173)		131,966	(146,346)
Other comprehensive (loss)/income
Foreign currency translation	134,143		35,433	110,010
Total comprehensive (loss)/income	¥ (4,030)		¥ 167,399	¥ (36,336)